Accounts receivable (Schedule of Carrying Amount Of Accounts Receivable) (Details) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Current	€ 54,614,000	€ 223,546,000
Overdue 30 days or less	18,787,000	38,666,000
Overdue 31 – 60 days	783,000	13,537,000
Overdue 61 – 120 days	2,527,000	13,954,000
Overdue greater than 120 days	6,305,000	15,137,000
Total	83,016,000	304,840,000
Notes receivable included in total accounts receivable	€ 0	€ 42,588,000